Equity instrument income (Tables)	12 Months Ended
Dec. 31, 2023
Equity Instrument Income
Schedule of breakdown of the balance income equity instruments

Thousand of reais	2023	2022	2021

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	18,658	33,985	89,563
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,521	4,088	477
Total	22,179	38,073	90,040